INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Non-current assets	€ 4,803,979	€ 4,477,243
Other current assets	159,223	137,763
Cash and cash equivalents	1,467,711	1,742,214	€ 1,121,981	€ 1,388,901
Total assets	9,628,352	9,497,146
Equity and liabilities
Equity	3,914,742	3,543,238	3,070,622	€ 2,602,487
Debt	2,884,220	3,351,888	2,477,186
Other liabilities	1,391,616	1,106,221
Total equity and liabilities	9,628,352	9,497,146
Profit or loss
Net revenues	7,145,768	6,676,668	5,970,146
Cost of sales	3,452,971	3,329,483	2,995,877
Selling, general and administrative costs	642,490	561,144	462,580
Other expenses, net	34,302	12,443	18,898
Profit before taxes	2,063,635	1,888,956	1,602,354
Income tax expense	464,119	363,043	344,897
Net profit	1,599,516	1,525,913	1,257,457
Ferrari Financial Services GmbH
Assets
Non-current assets	4,795	4,825
Receivables from financing activities	1,246,366	1,371,071
Other current assets	11,274	8,766
Cash and cash equivalents	22,989	28,571
Total assets	1,285,424	1,413,233
Equity and liabilities
Equity	150,318	125,040
Debt	991,075	1,126,177
Other liabilities	144,031	162,016
Total equity and liabilities	1,285,424	1,413,233
Profit or loss
Net revenues	95,936	88,597	66,446
Cost of sales	51,840	52,415	37,198
Selling, general and administrative costs	9,590	9,966	9,314
Other expenses, net	3,239	2,826	1,574
Profit before taxes	31,267	23,390	18,360
Income tax expense	5,978	6,472	5,147
Net profit	€ 25,289	€ 16,918	€ 13,213